Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Cash And Cash Equivalents Abstract
Cash at bank and on hand	$ 37,500,931	$ 9,123,617	$ 3,603,390
Total	37,500,931	9,123,617	3,603,390
Reconciliation of loss for the year to net cash flows from operating activities:
Loss after income tax	(14,903,909)	(11,372,799)	(4,697,636)
Non-cash based expenses:
Share-based payments	1,464,550	600,043	565,448
Depreciation and amortisation			36,542
Non-cash expense for investor relation services		3,781,344
Release of Gameday reserve of sales refund		(15,484)
Other non-cash expenses	(594,394)	91,354	97,221
Changes in net assets and liabilities:
(Increase)/Decrease in receivables	(92,320)	214,903	(315,484)
(Increase)/Decrease in inventory		183,159	(30,355)
Decrease in other current assets	53,447	172	2,928
Increase/(Decrease) in trade payables and accrued expenses	1,111,080	(291,311)	464,223
Increase/(Decrease) in other liabilities	154,173	(101,161)	(30,221)
Cash flows used in operations	$ (12,807,373)	$ (6,909,780)	$ (3,907,334)